COMMITMENTS (Tables)	12 Months Ended
Sep. 30, 2016
Commitments Tables
Aggregate minimum annual and total payments due under these operating leases
As of September 30,	2016	2015	2014
Car Lease	$13,583	28,900	4,534
TOTAL	$13,583	28,900	4,534